Related Party Transactions - Schedule of Amount Due to Related Party (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties			¥ 56
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Amount due to related parties			¥ 56